Borrowings - Schedule of Borrowings (Details) ₩ in Millions, ¥ in Millions, $ in Millions	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 JPY (¥)
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 10,785,572			₩ 10,520,690
Less: Current portion	₩ (2,499,539)			(3,904,752)
Mar. 25, 2025 | 5Y CMS
Disclosure of detailed information about borrowings [line items]
Annual interest rates adjustment rate	3.87%	3.87%	3.87%
Mar. 25, 2032 | 10Y CMS
Disclosure of detailed information about borrowings [line items]
Annual interest rates adjustment rate	3.263%	3.263%	3.263%
Total amounts
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 10,808,887
Total amounts | Sep. 07, 2034
Disclosure of detailed information about borrowings [line items]
Annual interest rates	6.50%	6.50%	6.50%
Total amounts | Jul. 18, 2026
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.50%	2.50%	2.50%
Total amounts | Sep. 01, 2025
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.00%	0.00%	0.00%
Total amounts | Jan. 21, 2027
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.375%	1.375%	1.375%
Total amounts | Aug. 08, 2025
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.00%	0.00%	0.00%
Total amounts | Feb. 02, 2028
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.125%	4.125%	4.125%
Total amounts | Mar. 05, 2027
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.217%	1.217%	1.217%
Total amounts | Mar. 07, 2028
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.367%	1.367%	1.367%
Total amounts | Jan. 03, 2029
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.375%	4.375%	4.375%
Total amounts | Sep. 29, 2028 | Compounded SOFR (3M)
Disclosure of detailed information about borrowings [line items]
Annual interest rates adjustment rate	0.66%	0.66%	0.66%
Total amounts | Dec. 22, 2031
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.27%	4.27%	4.27%
Total amounts | Apr. 10, 2033
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.17%	3.17%	3.17%
Total amounts | Jun. 26, 2034
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.695%	3.695%	3.695%
Total amounts | Sep. 02, 2034
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.546%	3.546%	3.546%
Total amounts | Jan. 29, 2025
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.00%	0.00%	0.00%
Total amounts | Jan. 29, 2035
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.706%	2.706%	2.706%
Total amounts | Jan. 28, 2026
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.203%	2.203%	2.203%
Total amounts | Jan. 28, 2036
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.351%	2.351%	2.351%
Total amounts | Jan. 30, 2028
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.947%	2.947%	2.947%
Total amounts | Jan. 30, 2038
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.931%	2.931%	2.931%
Total amounts | Jan. 15, 2029
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.16%	2.16%	2.16%
Total amounts | Jan. 14, 2039
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.213%	2.213%	2.213%
Total amounts | Oct. 11, 2029
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.622%	1.622%	1.622%
Total amounts | Oct. 11, 2039
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.674%	1.674%	1.674%
Total amounts | Jun. 17, 2025
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.00%	0.00%	0.00%
Total amounts | Jun. 17, 2030
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.608%	1.608%	1.608%
Total amounts | Jun. 15, 2040
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.713%	1.713%	1.713%
Total amounts | Jan. 27, 2026
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.452%	1.452%	1.452%
Total amounts | Jan. 27, 2031
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.849%	1.849%	1.849%
Total amounts | Jan. 25, 2041
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.976%	1.976%	1.976%
Total amounts | Jun. 10, 2026
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.806%	1.806%	1.806%
Total amounts | Jun. 10, 2031
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.168%	2.168%	2.168%
Total amounts | Jan. 27, 2025
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.00%	0.00%	0.00%
Total amounts | Jan. 27, 2027
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.637%	2.637%	2.637%
Total amounts | Jan. 27, 2032
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.741%	2.741%	2.741%
Total amounts | Jun. 27, 2025
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.00%	0.00%	0.00%
Total amounts | Jun. 29, 2027
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.188%	4.188%	4.188%
Total amounts | Jan. 10, 2025
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.00%	0.00%	0.00%
Total amounts | Jan. 12, 2026
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.869%	3.869%	3.869%
Total amounts | Jan. 12, 2028
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.971%	3.971%	3.971%
Total amounts | Jul. 11, 2025
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.00%	0.00%	0.00%
Total amounts | Jul. 10, 2026
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.146%	4.146%	4.146%
Total amounts | Jul. 12, 2028
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.221%	4.221%	4.221%
Total amounts | Feb. 27, 2026
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.552%	3.552%	3.552%
Total amounts | Feb. 26, 2027
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.608%	3.608%	3.608%
Total amounts | Feb. 27, 2029
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.548%	3.548%	3.548%
Total amounts | Dec. 02, 2027
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.899%	2.899%	2.899%
Total amounts | Dec. 02, 2029
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.918%	2.918%	2.918%
Total amounts | Dec. 02, 2034
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.057%	3.057%	3.057%
Total amounts | Dec. 02, 2027
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.052%	3.052%	3.052%
Total amounts | Dec. 02, 2029
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.221%	3.221%	3.221%
Total amounts | Dec. 02, 2034
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.46%	3.46%	3.46%
Total amounts | Dec. 02, 2034
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.682%	3.682%	3.682%
Total amounts | Jul. 02, 2026
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.224%	2.224%	2.224%
Total amounts | Jun. 12, 2027
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.691%	3.691%	3.691%
Total amounts | Jun. 12, 2029
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.783%	3.783%	3.783%
Total amounts | Mar. 10, 2026
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.756%	1.756%	1.756%
Total amounts | Aug. 28, 2026
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.982%	1.982%	1.982%
Total amounts | Jan. 23, 2025
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.00%	0.00%	0.00%
Total amounts | Feb. 28, 2025
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.00%	0.00%	0.00%
Total amounts | Mar. 25, 2025
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.00%	0.00%	0.00%
Total amounts | Mar. 25, 2032 | 10Y CMS
Disclosure of detailed information about borrowings [line items]
Annual interest rates adjustment rate	0.965%	0.965%	0.965%
Total amounts | Jan. 27, 2025
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.00%	0.00%	0.00%
Total amounts | Aug. 11, 2027
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.505%	4.505%	4.505%
Total amounts | Dec. 12, 2025
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.00%	0.00%	0.00%
Total amounts | Jun. 20, 2025
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.00%	0.00%	0.00%
Total amounts | Dec. 22, 2025
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.00%	0.00%	0.00%
Total amounts | Feb. 20, 2026
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.059%	4.059%	4.059%
Total amounts | Feb. 22, 2028
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.311%	4.311%	4.311%
Total amounts | Apr. 14, 2028
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.22%	4.22%	4.22%
Total amounts | May. 09, 2025
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.00%	0.00%	0.00%
Total amounts | Nov. 09, 2026
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.932%	3.932%	3.932%
Total amounts | May. 07, 2027
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.972%	3.972%	3.972%
Total amounts | Apr. 22, 2025
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.00%	0.00%	0.00%
Total amounts | May. 21, 2025
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.00%	0.00%	0.00%
Total amounts | May. 22, 2025
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.00%	0.00%	0.00%
Total amounts | Jan. 22, 2025
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.00%	0.00%	0.00%
Total amounts | Feb. 21, 2025
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.00%	0.00%	0.00%
Total amounts | Dec. 22, 2025
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.00%	0.00%	0.00%
Total amounts | Jun. 05, 2025
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.00%	0.00%	0.00%
Total amounts | Aug. 06, 2025
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.00%	0.00%	0.00%
Total amounts | Oct. 02, 2025
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.00%	0.00%	0.00%
Total amounts | Apr. 04, 2025
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.00%	0.00%	0.00%
Total amounts | Jun. 12, 2026
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.688%	3.688%	3.688%
Total amounts | Jun. 11, 2027
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.33%	3.33%	3.33%
Total amounts | Aug. 12, 2027
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.329%	3.329%	3.329%
Total amounts | Mar. 06, 2026
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.514%	3.514%	3.514%
Total amounts | Mar. 09, 2026
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.514%	3.514%	3.514%
Total amounts | Sep. 09, 2026
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.474%	3.474%	3.474%
Total amounts | Sep. 23, 2027
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.291%	3.291%	3.291%
Total amounts | Sep. 24, 2027
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.291%	3.291%	3.291%
Total amounts | Oct. 22, 2027
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.292%	3.292%	3.292%
Total amounts | Nov. 10, 2025
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.00%	0.00%	0.00%
Total amounts | Dec. 10, 2025
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.00%	0.00%	0.00%
Total amounts | Dec. 10, 2027
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.101%	3.101%	3.101%
Total amounts | Dec. 18, 2026
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.134%	3.134%	3.134%
Total amounts | Jul. 09, 2027
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.097%	3.097%	3.097%
Total amounts | Jul. 12, 2027
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.097%	3.097%	3.097%
Total amounts | Jan. 09, 2029
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.115%	3.115%	3.115%
Total amounts | Jan. 09, 2030
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.14%	3.14%	3.14%
Total amounts | Feb. 28, 2029
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.026%	3.026%	3.026%
Total amounts | Feb. 28, 2030
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.087%	3.087%	3.087%
Total amounts | Sep. 23, 2027
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.013%	3.013%	3.013%
Total amounts | Sep. 24, 2027
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.013%	3.013%	3.013%
Total amounts | Mar. 24, 2028
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.038%	3.038%	3.038%
Total amounts | Mar. 25, 2030
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.126%	3.126%	3.126%
Total amounts | Sep. 25, 2030
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.178%	3.178%	3.178%
Total amounts | Apr. 03, 2028
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.989%	2.989%	2.989%
Total amounts | Apr. 04, 2028
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.989%	2.989%	2.989%
Total amounts | Apr. 04, 2029
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.026%	3.026%	3.026%
Total amounts | Nov. 22, 2027
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.73%	2.73%	2.73%
Total amounts | May. 22, 2028
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.781%	2.781%	2.781%
Total amounts | May. 22, 2029
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.851%	2.851%	2.851%
Total amounts | Feb. 11, 2028
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.776%	2.776%	2.776%
Total amounts | Jun. 13, 2028
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.822%	2.822%	2.822%
Total amounts | Aug. 22, 2028
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.798%	2.798%	2.798%
Total amounts | Oct. 20, 2028
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.80%	2.80%	2.80%
Total amounts | Oct. 19, 2029
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.894%	2.894%	2.894%
Total amounts | Dec. 10, 2027
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.291%	3.291%	3.291%
Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 7,043,558			6,056,349
Less: Current portion	(1,653,217)			(3,073,474)
Discount on bonds	(23,314)			(24,177)
Debentures | Total amounts
Disclosure of detailed information about borrowings [line items]
Borrowings	8,720,089			9,154,000
Debentures | Total amounts | Sep. 07, 2034
Disclosure of detailed information about borrowings [line items]
Borrowings	143,490	$ 100,000		147,000	$ 100,000
Debentures | Total amounts | Jul. 18, 2026
Disclosure of detailed information about borrowings [line items]
Borrowings	573,960	400,000		588,000	400,000
Debentures | Total amounts | Sep. 01, 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	0	0		588,000	400,000
Debentures | Total amounts | Jan. 21, 2027
Disclosure of detailed information about borrowings [line items]
Borrowings	430,470	300,000		441,000	300,000
Debentures | Total amounts | Aug. 08, 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	0	0		735,000	500,000
Debentures | Total amounts | Feb. 02, 2028
Disclosure of detailed information about borrowings [line items]
Borrowings	717,450	500,000		735,000	500,000
Debentures | Total amounts | Mar. 05, 2027
Disclosure of detailed information about borrowings [line items]
Borrowings	213,808		¥ 23,300,000	0		¥ 0
Debentures | Total amounts | Mar. 07, 2028
Disclosure of detailed information about borrowings [line items]
Borrowings	61,481		¥ 6,700,000	0		¥ 0
Debentures | Total amounts | Jan. 03, 2029
Disclosure of detailed information about borrowings [line items]
Borrowings	717,450	500,000		0	0
Debentures | Total amounts | Sep. 29, 2028
Disclosure of detailed information about borrowings [line items]
Borrowings	286,980	200,000		0	$ 0
Debentures | Total amounts | Dec. 22, 2031
Disclosure of detailed information about borrowings [line items]
Borrowings	160,000			160,000
Debentures | Total amounts | Apr. 10, 2033
Disclosure of detailed information about borrowings [line items]
Borrowings	100,000			100,000
Debentures | Total amounts | Jun. 26, 2034
Disclosure of detailed information about borrowings [line items]
Borrowings	100,000			100,000
Debentures | Total amounts | Sep. 02, 2034
Disclosure of detailed information about borrowings [line items]
Borrowings	100,000			100,000
Debentures | Total amounts | Jan. 29, 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	0			240,000
Debentures | Total amounts | Jan. 29, 2035
Disclosure of detailed information about borrowings [line items]
Borrowings	50,000			50,000
Debentures | Total amounts | Jan. 28, 2026
Disclosure of detailed information about borrowings [line items]
Borrowings	100,000			100,000
Debentures | Total amounts | Jan. 28, 2036
Disclosure of detailed information about borrowings [line items]
Borrowings	70,000			70,000
Debentures | Total amounts | Jan. 30, 2028
Disclosure of detailed information about borrowings [line items]
Borrowings	170,000			170,000
Debentures | Total amounts | Jan. 30, 2038
Disclosure of detailed information about borrowings [line items]
Borrowings	70,000			70,000
Debentures | Total amounts | Jan. 15, 2029
Disclosure of detailed information about borrowings [line items]
Borrowings	110,000			110,000
Debentures | Total amounts | Jan. 14, 2039
Disclosure of detailed information about borrowings [line items]
Borrowings	90,000			90,000
Debentures | Total amounts | Oct. 11, 2029
Disclosure of detailed information about borrowings [line items]
Borrowings	50,000			50,000
Debentures | Total amounts | Oct. 11, 2039
Disclosure of detailed information about borrowings [line items]
Borrowings	110,000			110,000
Debentures | Total amounts | Jun. 17, 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	0			70,000
Debentures | Total amounts | Jun. 17, 2030
Disclosure of detailed information about borrowings [line items]
Borrowings	20,000			20,000
Debentures | Total amounts | Jun. 15, 2040
Disclosure of detailed information about borrowings [line items]
Borrowings	60,000			60,000
Debentures | Total amounts | Jan. 27, 2026
Disclosure of detailed information about borrowings [line items]
Borrowings	140,000			140,000
Debentures | Total amounts | Jan. 27, 2031
Disclosure of detailed information about borrowings [line items]
Borrowings	50,000			50,000
Debentures | Total amounts | Jan. 25, 2041
Disclosure of detailed information about borrowings [line items]
Borrowings	80,000			80,000
Debentures | Total amounts | Jun. 10, 2026
Disclosure of detailed information about borrowings [line items]
Borrowings	80,000			80,000
Debentures | Total amounts | Jun. 10, 2031
Disclosure of detailed information about borrowings [line items]
Borrowings	40,000			40,000
Debentures | Total amounts | Jan. 27, 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	0			270,000
Debentures | Total amounts | Jan. 27, 2027
Disclosure of detailed information about borrowings [line items]
Borrowings	100,000			100,000
Debentures | Total amounts | Jan. 27, 2032
Disclosure of detailed information about borrowings [line items]
Borrowings	30,000			30,000
Debentures | Total amounts | Jun. 27, 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	0			280,000
Debentures | Total amounts | Jun. 29, 2027
Disclosure of detailed information about borrowings [line items]
Borrowings	120,000			120,000
Debentures | Total amounts | Jan. 10, 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	0			70,000
Debentures | Total amounts | Jan. 12, 2026
Disclosure of detailed information about borrowings [line items]
Borrowings	150,000			150,000
Debentures | Total amounts | Jan. 12, 2028
Disclosure of detailed information about borrowings [line items]
Borrowings	80,000			80,000
Debentures | Total amounts | Jul. 11, 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	0			85,000
Debentures | Total amounts | Jul. 10, 2026
Disclosure of detailed information about borrowings [line items]
Borrowings	160,000			160,000
Debentures | Total amounts | Jul. 12, 2028
Disclosure of detailed information about borrowings [line items]
Borrowings	155,000			155,000
Debentures | Total amounts | Feb. 27, 2026
Disclosure of detailed information about borrowings [line items]
Borrowings	120,000			120,000
Debentures | Total amounts | Feb. 26, 2027
Disclosure of detailed information about borrowings [line items]
Borrowings	200,000			200,000
Debentures | Total amounts | Feb. 27, 2029
Disclosure of detailed information about borrowings [line items]
Borrowings	80,000			80,000
Debentures | Total amounts | Dec. 02, 2027
Disclosure of detailed information about borrowings [line items]
Borrowings	130,000			130,000
Debentures | Total amounts | Dec. 02, 2029
Disclosure of detailed information about borrowings [line items]
Borrowings	70,000			70,000
Debentures | Total amounts | Dec. 02, 2034
Disclosure of detailed information about borrowings [line items]
Borrowings	100,000			100,000
Debentures | Total amounts | Dec. 02, 2027
Disclosure of detailed information about borrowings [line items]
Borrowings	80,000			0
Debentures | Total amounts | Dec. 02, 2029
Disclosure of detailed information about borrowings [line items]
Borrowings	40,000			0
Debentures | Total amounts | Dec. 02, 2034
Disclosure of detailed information about borrowings [line items]
Borrowings	40,000			0
Debentures | Total amounts | Dec. 02, 2034
Disclosure of detailed information about borrowings [line items]
Borrowings	40,000			0
Debentures | Total amounts | Jul. 02, 2026
Disclosure of detailed information about borrowings [line items]
Borrowings	50,000			50,000
Debentures | Total amounts | Jun. 12, 2027
Disclosure of detailed information about borrowings [line items]
Borrowings	50,000			50,000
Debentures | Total amounts | Jun. 12, 2029
Disclosure of detailed information about borrowings [line items]
Borrowings	50,000			50,000
Debentures | Total amounts | Mar. 10, 2026
Disclosure of detailed information about borrowings [line items]
Borrowings	30,000			30,000
Debentures | Total amounts | Aug. 28, 2026
Disclosure of detailed information about borrowings [line items]
Borrowings	20,000			20,000
Debentures | Total amounts | Jan. 23, 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	0			40,000
Debentures | Total amounts | Feb. 28, 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	0			20,000
Debentures | Total amounts | Mar. 25, 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	0			60,000
Debentures | Total amounts | Mar. 25, 2032
Disclosure of detailed information about borrowings [line items]
Borrowings	40,000			40,000
Debentures | Total amounts | Jan. 27, 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	0			50,000
Debentures | Total amounts | Aug. 11, 2027
Disclosure of detailed information about borrowings [line items]
Borrowings	30,000			30,000
Debentures | Total amounts | Dec. 12, 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	0			30,000
Debentures | Total amounts | Jun. 20, 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	0			30,000
Debentures | Total amounts | Dec. 22, 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	0			10,000
Debentures | Total amounts | Feb. 20, 2026
Disclosure of detailed information about borrowings [line items]
Borrowings	20,000			20,000
Debentures | Total amounts | Feb. 22, 2028
Disclosure of detailed information about borrowings [line items]
Borrowings	80,000			80,000
Debentures | Total amounts | Apr. 14, 2028
Disclosure of detailed information about borrowings [line items]
Borrowings	30,000			30,000
Debentures | Total amounts | May. 09, 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	0			30,000
Debentures | Total amounts | Nov. 09, 2026
Disclosure of detailed information about borrowings [line items]
Borrowings	10,000			10,000
Debentures | Total amounts | May. 07, 2027
Disclosure of detailed information about borrowings [line items]
Borrowings	30,000			30,000
Debentures | Total amounts | Apr. 22, 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	0			40,000
Debentures | Total amounts | May. 21, 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	0			10,000
Debentures | Total amounts | May. 22, 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	0			40,000
Debentures | Total amounts | Jan. 22, 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	0			50,000
Debentures | Total amounts | Feb. 21, 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	0			10,000
Debentures | Total amounts | Dec. 22, 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	0			10,000
Debentures | Total amounts | Jun. 05, 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	0			40,000
Debentures | Total amounts | Aug. 06, 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	0			70,000
Debentures | Total amounts | Oct. 02, 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	0			40,000
Debentures | Total amounts | Apr. 04, 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	0			50,000
Debentures | Total amounts | Jun. 12, 2026
Disclosure of detailed information about borrowings [line items]
Borrowings	50,000			50,000
Debentures | Total amounts | Jun. 11, 2027
Disclosure of detailed information about borrowings [line items]
Borrowings	20,000			20,000
Debentures | Total amounts | Aug. 12, 2027
Disclosure of detailed information about borrowings [line items]
Borrowings	60,000			60,000
Debentures | Total amounts | Mar. 06, 2026
Disclosure of detailed information about borrowings [line items]
Borrowings	10,000			10,000
Debentures | Total amounts | Mar. 09, 2026
Disclosure of detailed information about borrowings [line items]
Borrowings	40,000			40,000
Debentures | Total amounts | Sep. 09, 2026
Disclosure of detailed information about borrowings [line items]
Borrowings	30,000			30,000
Debentures | Total amounts | Sep. 23, 2027
Disclosure of detailed information about borrowings [line items]
Borrowings	60,000			60,000
Debentures | Total amounts | Sep. 24, 2027
Disclosure of detailed information about borrowings [line items]
Borrowings	50,000			50,000
Debentures | Total amounts | Oct. 22, 2027
Disclosure of detailed information about borrowings [line items]
Borrowings	40,000			40,000
Debentures | Total amounts | Nov. 10, 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	0			60,000
Debentures | Total amounts | Dec. 10, 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	0			50,000
Debentures | Total amounts | Dec. 10, 2027
Disclosure of detailed information about borrowings [line items]
Borrowings	50,000			50,000
Debentures | Total amounts | Dec. 18, 2026
Disclosure of detailed information about borrowings [line items]
Borrowings	70,000			70,000
Debentures | Total amounts | Jul. 09, 2027
Disclosure of detailed information about borrowings [line items]
Borrowings	70,000			0
Debentures | Total amounts | Jul. 12, 2027
Disclosure of detailed information about borrowings [line items]
Borrowings	70,000			0
Debentures | Total amounts | Jan. 09, 2029
Disclosure of detailed information about borrowings [line items]
Borrowings	30,000			0
Debentures | Total amounts | Jan. 09, 2030
Disclosure of detailed information about borrowings [line items]
Borrowings	40,000			0
Debentures | Total amounts | Feb. 28, 2029
Disclosure of detailed information about borrowings [line items]
Borrowings	50,000			0
Debentures | Total amounts | Feb. 28, 2030
Disclosure of detailed information about borrowings [line items]
Borrowings	30,000			0
Debentures | Total amounts | Sep. 23, 2027
Disclosure of detailed information about borrowings [line items]
Borrowings	10,000			0
Debentures | Total amounts | Sep. 24, 2027
Disclosure of detailed information about borrowings [line items]
Borrowings	40,000			0
Debentures | Total amounts | Mar. 24, 2028
Disclosure of detailed information about borrowings [line items]
Borrowings	50,000			0
Debentures | Total amounts | Mar. 25, 2030
Disclosure of detailed information about borrowings [line items]
Borrowings	20,000			0
Debentures | Total amounts | Sep. 25, 2030
Disclosure of detailed information about borrowings [line items]
Borrowings	20,000			0
Debentures | Total amounts | Apr. 03, 2028
Disclosure of detailed information about borrowings [line items]
Borrowings	90,000			0
Debentures | Total amounts | Apr. 04, 2028
Disclosure of detailed information about borrowings [line items]
Borrowings	70,000			0
Debentures | Total amounts | Apr. 04, 2029
Disclosure of detailed information about borrowings [line items]
Borrowings	40,000			0
Debentures | Total amounts | Nov. 22, 2027
Disclosure of detailed information about borrowings [line items]
Borrowings	80,000			0
Debentures | Total amounts | May. 22, 2028
Disclosure of detailed information about borrowings [line items]
Borrowings	100,000			0
Debentures | Total amounts | May. 22, 2029
Disclosure of detailed information about borrowings [line items]
Borrowings	40,000			0
Debentures | Total amounts | Feb. 11, 2028
Disclosure of detailed information about borrowings [line items]
Borrowings	30,000			0
Debentures | Total amounts | Jun. 13, 2028
Disclosure of detailed information about borrowings [line items]
Borrowings	70,000			0
Debentures | Total amounts | Aug. 22, 2028
Disclosure of detailed information about borrowings [line items]
Borrowings	80,000			0
Debentures | Total amounts | Oct. 20, 2028
Disclosure of detailed information about borrowings [line items]
Borrowings	80,000			0
Debentures | Total amounts | Oct. 19, 2029
Disclosure of detailed information about borrowings [line items]
Borrowings	20,000			0
Debentures | Total amounts | Dec. 10, 2027
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 80,000			₩ 0
Debentures | Total amounts | MTNP 2007
Disclosure of detailed information about borrowings [line items]
Borrowings | $		100
Notional amount | $		$ 2,000